Shareholder Report, Holdings (Details) - TappAlpha SPY Growth & Daily Income ETF	Jun. 30, 2025
SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.58%
First American Government Obligations Fund - Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
S&P 500® Index Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[1]
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.58%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%

[1]	Less than 0.005%.